Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Actuarial loss relating to pension	$ (58.6)	$ (39.4)
Total accumulated other comprehensive loss	(58.6)	(39.4)
Income tax rate, related to actuarial loss related to pension	27.00%
Other comprehensive (Income) loss, pension and other postretirement benefit plans, tax	$ 21.7	$ 15.3